Property and Equipment, Net - Summary of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Total	$ 355	$ 371
Cost of Revenue
Property Plant And Equipment [Line Items]
Total	302	315
Research and Development
Property Plant And Equipment [Line Items]
Total	$ 53	$ 56